Schedule of Net Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 12,158	$ 12,144	$ 12,501
Investment expense	(568)	(308)	(434)
Net investment income	11,590	11,836	12,067
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	12,138	12,133	12,480
Short-term and other investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income, before expense	$ 20	$ 11	$ 21